                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                               ----------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

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Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             October 13, 2010
---------------------     -------------------------         ----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      52
                                           ------------

Form 13F Information Table Value Total:      $70,844
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1656      31700 SH          SOLE               29700           2000
                                                         418       8000 SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      549      47000 SH          SOLE               47000
BP Amoco PLC                       COM    055622104      119       2900 SH          SOLE                2100            800
                                                         155       3760 SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      418       5050 SH          SOLE                4450            600
Bristol Myers Co.                  COM    110122108     2272      83800 SH          SOLE               77800           6000
Cisco Systems                      COM    17275R102     2337     106700 SH          SOLE              102800           3900
Coca Cola Co.                      COM    191216100     1925      32900 SH          SOLE               30400           2500
                                                          23        400 SH          OTHER                               400
E. I. duPont de Nemours & Co.      COM    263534109     3761      84300 SH          SOLE               80800           3500
EMC Corp.                          COM    268648102     1282      63100 SH          SOLE               57100           6000
                                                          30       1500 SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     2459      46700 SH          SOLE               43600           3100
                                                          32        600 SH          OTHER                               600
Exxon Mobil                        COM    30231G102      951      15397 SH          SOLE               14452            945
                                                         524       8484 SH          OTHER                              8484
General Electric Co.               COM    369604103     3044     187311 SH          SOLE              178611           8700
                                                         243      14928 SH          OTHER                             14928
GlaxoSmithKline                    COM    37733W105      707      17900 SH          SOLE               16300           1600
Hewlett Packard                    COM    428236103     1313      31200 SH          SOLE               27000           4200
IBM                                COM    459200101     2100      15652 SH          SOLE               14152           1500
                                                         143       1064 SH          OTHER                              1064
Intel Corp.                        COM    458140100     1887      98300 SH          SOLE               93300           5000
                                                          29       1500 SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3557      57400 SH          SOLE               53000           4400
KLA Tencor Corp.                   COM    482480100     1525      43300 SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      839      34800 SH          SOLE               33300           1500
                                                         570      23644 SH          OTHER                             23644
Merck & Co., Inc.                  COM    58933Y105     2047      55600 SH          SOLE               50100           5500
                                                         110       3000 SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1403      57300 SH          SOLE               53700           3600
                                                          78       3200 SH          OTHER                              3200
Northern Trust Corporation         COM    665859104      984      20400 SH          SOLE               18900           1500
PepsiCo Inc.                       COM    713448108      266       4000 SH          SOLE                4000
Pfizer, Inc.                       COM    717081103     1332      77585 SH          SOLE               71198           6387
                                                         101       5910 SH          OTHER                              5910
Plum Creek Timber                  COM    729251108     1934      54800 SH          SOLE               50800           4000
Procter & Gamble Company           COM    742718109     1079      18000 SH          SOLE               17100            900
                                                          24        400 SH          OTHER                               400
Progressive Corp.-Ohio             COM    743315103      978      46872 SH          SOLE               46872
                                                       12439     596036 SH          OTHER             596036
Royal Dutch Shell                  COM    780259206      850      14100 SH          SOLE               14100
Stryker Corp.                      COM    863667101     5297     105844 SH          SOLE              100144           5700
                                                         500      10000 SH          OTHER                             10000
Symantec Corp.                     COM    871503108      696      46000 SH          SOLE               43000           3000
Unilever PLC                       COM    904767704     2404      82600 SH          SOLE               76880           5720
                                                          79       2700 SH          OTHER                              2700
Verizon Communications             COM    92343V104     1072      32900 SH          SOLE               29800           3100
                                                          26        800 SH          OTHER                               800
Deutsche Bank Capital Funding      PFD    25153Y206     1287      52000 SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667      986     120000 SH          SOLE              120000